Other (expense) income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Net mark-to-market gains on derivatives used as economic hedges	$ 88	$ 67
(Losses) gains on investments	(5)	58
Equity losses from investments in associates and joint ventures
Loss on investment	(22)	(57)
Operations	(9)	(32)
Losses on retirements and disposals of property, plant and equipment and intangible assets	(47)	(28)
Early debt redemption costs	(20)	(11)
Impairment of assets	(82)	(9)
Other	(5)	33
Total other (expense) income	$ (102)	$ 21